SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Exploration and evaluation expenses	$ 22,575,096	$ 12,432,493	$ 14,752,416
Administration expenses	1,597,495	1,161,870	818,856
Salaries, fees and benefits [Member]
Statement [Line Items]
Exploration and evaluation expenses	11,372,000	6,777,000	7,130,000
Administration expenses	389,000	347,000	245,000
Total	$ 11,761,000	$ 7,124,000	$ 7,375,000